STOCKHOLDERS DEFICIT (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
STOCKHOLDER'S DEFICIT
Shares receivable under terminated acquisition agreement	(3,096,181)	(3,096,181)
Net commitment	(3,096,181)	(3,096,181)